Business and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				9 Months Ended	12 Months Ended
	Feb. 07, 2021	Dec. 17, 2020	Sep. 30, 2020	Dec. 31, 2019	Mar. 30, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount					$ 147,700	$ 25,000
Prepaid and other current assets				$ 14			$ 36	$ 14
Outstanding equity interests, percentage			100.00%
Cash consideration		$ 125,000
Appgate’s outstanding shares, percentage						100.00%
Cancelled and retired (in Dollars per share)				$ 0.04
Common stock, par value (in Dollars per share)				$ 0.01		$ 0.01	$ 0.01	$ 0.01
Re-measurement losses							$ 100	$ 300
Percentage of accounts receivable, net							10.00%	10.00%
Advertising expense							$ 300	$ 400
Percentage of tax benefits							50.00%
Operating lease right-of-use asset				$ 3,064		$ 1,342	$ 2,008	3,064	$ 2,900
Operating lease liability, current				973		670	779	973	1,300
Operating lease liability, noncurrent				$ 1,955		834	$ 1,256	$ 1,955	$ 1,600
Appgate [Member]
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount						25,000
Prepaid and other current assets						2,600
Accrued expenses						$ 1,500
Percentage of outstanding shares of common stock	100.00%
SIS Holdings [Member]
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.01				$ 0.01
SIS Holdings [Member] | Appgate [Member]
Business and Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)	500